Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Taxation
Schedule of income tax expense and income tax related to profit

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015

Profit before income tax from continuing operations	695,722	712,752	690,250

Tax at 25% (28% for 2015)	173,931	178,188	193,270
Permanent differences	17,163	8,019	(2,709)
Effect of different tax rates	40,981	14,509	(24,524)
Tax credits (deductions)	(16,092)	(20,163)	(19,487)
Impact related to the US tax legistation modific	(171,169)	—	—
Prior year income tax expense	(8,614)	928	2,723
Other income tax expenses/(income)	(1,792)	(13,272)	9,536

Total income tax expense	34,408	168,209	158,809

Deferred tax	(149,443)	(40,161)	24,357
Current tax	183,851	208,370	134,452

Total income tax expense	34,408	168,209	158,809

Schedule of deferred tax assets and liabilities

	Thousands of Euros
	Tax effect
	31/12/2017	31/12/2016	31/12/2015

Assets
Provisions	4,564	3,696	38,004
Inventories	35,619	39,297	37,141
Tax credits (deductions)	49,467	37,685	42,533
Tax loss carry forwards	6,179	10,717	30,668
Other	7,513	3,393	6,961

Subtotal, assets	103,342	94,788	155,307

Goodwill	(22,346)	(19,136)	(77,755)
Fixed assets, amortisation and depreciation	(7,780)	(7,062)	(10,409)
Intangible assets	(7,059)	(1,371)	(349)

Subtotal, net liabilities	(37,185)	(27,569)	(88,513)

Deferred assets, net	66,157	67,219	66,794

Liabilities
Goodwill	(105,963)	(131,039)	(35,877)
Intangible assets	(201,921)	(392,388)	(404,617)
Fixed assets	(95,029)	(158,060)	(119,858)
Debt cancellation costs	(70,503)	(64,762)	(77,514)
Inventories	5,063	(1,175)	(32,351)
Cash flow hedges	—	—	(982)

Subtotal, liabilities	(468,353)	(747,424)	(671,199)

Tax loss carry forwards	15,384	40,358	7,097
Provisions	47,404	61,252	22,085
Other	16,653	45,168	10,452

Subtotal, net assets	79,441	146,778	39,634

Net deferred Liabilities	(388,912)	(600,646)	(631,565)

Schedule of movement in deferred tax assets and liabilities

	Thousands of Euros
Deferred tax assets and liabilities	31/12/2017	31/12/2016	31/12/2015
Balance at 1 January	(533,427)	(564,771)	(456,341)
Movements during the year	149,443	40,161	(24,357)
Movements in equity during the year	—	—	(10,960)
Business combination (note 3)	16,736	—	—
Translation differences	44,493	(8,817)	(73,113)

Balance at 31 December	(322,755)	(533,427)	(564,771)